Commitments and contingencies - Future minimum charter hire receipts (Table) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 133,912
2023	121,601
2024	114,363
2025	82,283
2026	23,907
Total	$ 476,066